Audit Information	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Audit Information [Abstract]
Auditor Location	São Paulo,	São Paulo, Brazil
Auditor Name	PricewaterhouseCoopers Auditores Independentes Ltda.	Ernst & Young Auditores Independentes S.S.
Auditor Firm ID	1351	1448